Cash Dividends	12 Months Ended
Dec. 31, 2021
Cash Dividends [Abstract]
CASH DIVIDENDS

21. CASH DIVIDENDS

Cash dividends declared and paid:

The Board of Directors resolved to pay the following dividends for the years 2021, 2020 and 2019:

—     On 12 August 2021: USD 7,821 thousand (Dividend per share: USD 0.16)

—     On 25 March 2021: USD 8,288 thousand (Dividend per share: USD 0.17)

—     On 13 August 2020: USD 4,360 thousand (Dividend per share: USD 0.09)

—     On 21 March 2019: USD 5,455 thousand (Dividend per share excluding treasury shares: USD 0.04)

—     On 22 August 2019: USD 5,361 thousand (Dividend per share excluding treasury shares: USD 0.04)

There are no cash dividends declared but not paid as at 31 December 2021, 2020 and 2019.